Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Loss) [Abstract]
Schedule of components of other comprehensive income (loss)
The following table provides information concerning significant amounts reclassified out of accumulated other comprehensive income (loss) related to Pension Plan assets and benefit obligations for the year ended December 31, 2013:

Year ended December 31, 2013 (in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Consolidated Statement of Income
Amortization of defined benefit pension items
Amortization of prior service cost	$20	Salaries and employee benefits
Amortization of net loss	2,703	Salaries and employee benefits
Total income before income taxes	2,723
Federal income taxes	953
Net of tax	$1,770